Revenue by geographic location - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue By Geographic Location
Hong Kong	$ 3,980	$ 1,366,200	$ 1,195,150
China	6,846	60,956	80,275
Korea		315,034
USA	104,164
Malaysia	78,123
Other		$ 2,439